Document and Entity Information	Jul. 11, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Primavera Capital Acquisition Corp.
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001818787
Document Type	8-K
Document Period End Date	Jul. 11, 2022
Entity Incorporation State Country Code	E9
Entity File Number	001-39915
Entity Address, Address Line One	41/F Gloucester Tower
Entity Address, City or Town	15 Queen’s Road Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	852
Local Phone Number	3767 5100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Redeemable Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PV
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PV WS
Security Exchange Name	NYSE
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	PV.U
Security Exchange Name	NYSE